Exhibit 99.1

Nissan Auto Receivables 2018-B Owner Trust

Servicer’s Certificate

Collection Period	30-Jun-21	30/360 Days	30	Collection Period Start	1-Jun-21
Distribution Date	15-Jul-21	Actual/360 Days	30	Collection Period End	30-Jun-21
				Prior Month Settlement Date	15-Jun-21
				Current Month Settlement Date	15-Jul-21

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Pool Balance		1,128,824,647.21	242,593,269.19	225,834,533.28	0.216801
Yield Supplement Overcollaterization		87,155,232.17	9,160,001.71	8,240,909.45
Total Adjusted Pool Balance		1,041,669,415.04	233,433,267.48	217,593,623.83
Total Adjusted Securities		1,041,669,415.04	233,433,267.48	217,593,623.83	0.208889
Class A-1 Notes	2.35000%	225,000,000.00	0.00	0.00	0.000000
Class A-2a Notes	2.76000%	272,500,000.00	0.00	0.00	0.000000
Class A-2b Notes	0.17288%	75,000,000.00	0.00	0.00	0.000000
Class A-3 Notes	3.06000%	347,500,000.00	111,763,852.44	95,924,208.79	0.276041
Class A-4 Notes	3.16000%	80,000,000.00	80,000,000.00	80,000,000.00	1.000000
Certificates	0.00000%	41,669,415.04	41,669,415.04	41,669,415.04	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount

Class A-1 Notes	0.00	0.00	—	—
Class A-2a Notes	0.00	0.00	—	—
Class A-2b Notes	0.00	0.00	—	—
Class A-3 Notes	15,839,643.65	284,997.82	45.5817083	0.8201376
Class A-4 Notes	0.00	210,666.67	—	2.6333334
Certificates	0.00	0.00	—	—

Total Securities	15,839,643.65	495,664.49

I. COLLECTIONS

Interest:
Interest Collections				502,340.82
Repurchased Loan Proceeds Related to Interest				0.00

Total Interest Collections				502,340.82
Principal:
Principal Collections				16,641,806.74
Repurchased Loan Proceeds Related to Principal				0.00

Total Principal Collections				16,641,806.74
Recoveries of Defaulted Receivables				279,484.78

Total Collections				17,423,632.34

II. COLLATERAL POOL BALANCE DATA

			Number	Amount
Adjusted Pool Balance - Beginning of Period			24,804	233,433,267.48
Total Principal Payment				15,839,643.65

			24,053	217,593,623.83

Nissan Auto Receivables 2018-B Owner Trust

Servicer’s Certificate

III. DISTRIBUTIONS

Total Collections	17,423,632.34
Reserve Account Draw	0.00
Total Available for Distribution	17,423,632.34
1. Reimbursement of Advance	0.00
2. Servicing Fee:
Servicing Fee Due	202,161.06
Servicing Fee Paid	202,161.06
Servicing Fee Shortfall	0.00
3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	0.00
Class A-2a Notes Monthly Interest Paid	0.00
Change in Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Change in Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	284,997.82
Class A-3 Notes Monthly Interest Paid	284,997.82
Change in Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	210,666.67
Class A-4 Notes Monthly Interest Paid	210,666.67
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Nissan Auto Receivables 2018-B Owner Trust

Servicer’s Certificate

Total Note Monthly Interest
Total Note Monthly Interest Due		495,664.49
Total Note Monthly Interest Paid		495,664.49
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00
Total Available for Principal Distribution		16,725,806.79
4. Total Monthly Principal Paid on the Notes		15,839,643.65
Total Noteholders’ Principal Carryover Shortfall		0.00
Total Noteholders’ Principal Distributable Amount		15,839,643.65
Change in Total Noteholders’ Principal Carryover Shortfall		0.00
5. Total Monthly Principal Paid on the Certificates		0.00
Total Certificateholders’ Principal Carryover Shortfall		0.00
Total Certificateholders’ Principal Distributable Amount		0.00
Change in Total Certificateholders’ Principal Carryover Shortfall		0.00
Remaining Available Collections		886,163.14
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Certificateholder		886,163.14

V. RESERVE ACCOUNT

Initial Reserve Account Amount		2,604,173.54
Required Reserve Account Amount		2,604,173.54
Beginning Reserve Account Balance		2,604,173.54
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		2,604,173.54
Required Reserve Account Amount for Next Period		2,604,173.54

VI. POOL STATISTICS

Weighted Average Coupon		2.43%
Weighted Average Remaining Maturity		24.06

	Amount	Number
Principal on Defaulted Receivables	116,929.17	12
Principal Recoveries of Defaulted Receivables	279,484.78

Monthly Net Losses	(162,555.61)
Pool Balance at Beginning of Collection Period	242,593,269.19
Net Loss Ratio for Third Preceding Collection Period	0.69%
Net Loss Ratio for Second Preceding Collection Period	-0.05%
Net Loss Ratio for Preceding Collection Period	-0.75%
Net Loss Ratio for Current Collection Period	-0.80%
Four-Month Average Net Loss Ratio	-0.23%
Cumulative Net Losses for all Periods	9,260,435.74

Nissan Auto Receivables 2018-B Owner Trust

Servicer’s Certificate

	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	1,161,935.42	85	0.51%
61-90 Days Delinquent	187,424.65	19	0.08%
91-120 Days Delinquent	22,151.54	4	0.01%
More than 120 Days	0.00	0	0.00%

Total 31+ Days Delinquent Receivables:	1,371,511.61	108	0.61%
61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.09%	0.09%
Delinquency Ratio for Second Preceding Collection Period	0.08%	0.08%
Delinquency Ratio for Preceding Collection Period	0.13%	0.12%
Delinquency Ratio for Current Collection Period	0.09%	0.10%
Four-Month Average Delinquency Ratio	0.10%	0.09%
60 Day Delinquent Receivables	222,847.45
Delinquency Percentage	0.10%
Delinquency Trigger	4.90%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No
Principal Balance of Extensions	955,615.65
Number of Extensions	67

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effectof any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

			NO

2. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?			NO

3. Has there been an issuance of notes or other securities backed by the Receivables?			NO

4. Has there been a material change in the underwriting, origination or acquisition of Receivables?			NO